Real Estate, Property and Equipment, Net (Details Narrative) (Allied Integral United Inc) (10-K) - USD ($)	3 Months Ended				12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense	$ 0			$ 27,000
Allied Integral United Inc [Member]
Depreciation expense		$ 174,459	$ 154,128		$ 601,314	$ 576,637
Impaiment of assets					$ 1,586,000	$ 811,060